SHORT-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Feb. 28, 2023	Feb. 28, 2022
SHORT-TERM INVESTMENTS
Held-to-maturity investments	$ 276,288	$ 580,352
Variable-rate financial instruments	793,275	150,000
Available-for-sale securities	80,044	340,183
Short-term investments	$ 1,149,607	$ 1,070,535